Shareholder Report, Holdings (Details) - C000226472	Jun. 30, 2026
Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.60%
Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	5.30%